SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Shedule of original measurement categories and the new measurement categories

The Table below shows the original measurement categories and the new measurement categories of ASU 2016-01 as at January 1, 2018 and June 30, 2018:

	Original classification	Classification under ASU 2016-01	06/30/2018	01/01/2018
Cash equivalents	Held for trading	Fair value through profit or loss	4,730,803	6,585,184
Cash investments	Held for trading	Fair value through profit or loss	103,121	136,286
Accounts receivable	Loans and receivables	Amortized cost	7,097,235	7,367,442
Held-for-sale financial asset (Note 26)	Available for sale	Fair value through profit or loss	2,084,839	1,965,972
Dividends receivable (Note 26)	Loans and receivables	Amortized cost	2,345,355	2,012,146

Summary of Reconcilation of Statement of Opertation

Accordingly, we present below the consolidated results for thesix-month period ended June 30, 2018 and 2017, less the effects recognized as a result of this application.

	06/30/2018 (with ASUs 2014-09 & 2016-01)	ASU 2014-09 adjustments	06/30/2018 (w/o ASUs 2014-09 & 2016-01)	06/30/2017

Net operating revenue	11,213,566	(8,904)	11,204,662	11,998,389
Cost of sales and/or services	(7,839,452)	—	(7,839,452)	(7,792,573)

Gross profit	3,374,114	(8,904)	3,365,210	4,205,816

Operating income (expenses)
Selling expenses	(2,337,920)	(54,574)	(2,392,494)	(2,119,432)
General and administrative expenses	(1,290,071)	—	(1,290,071)	(1,574,597)
Other operating income (expenses), net	425,738	—	425,738	100,625
Reorganization Items	16,309,072	—	16,309,072	(275,425)

	13,106,819	(54,574)	13,052,245	(3,868,829)

Profit (loss) before financial income (expenses) and taxes	16,480,933	(63,478)	16,417,455	336,987
Financial income (expenses)	(447,955)	—	(447,955)	(1,353,289)

Pre-tax profit	16,032,978	(63,478)	15,969,500	(1,016,302)
Income tax and social contribution	(24,632)	21,582	(3,050)	264,706

Profit (loss) for the period	16,008,346	(41,896)	15,966,450	(751,596)

Foreign Exchange Rates

As at June 30, 2018 and December 31, 2017, the foreign currency-denominated assets and liabilities were translated into Brazilian reais using mainly the following foreign exchange rates:

	Closing rate		Average rate
Currency	06/30/2018	12/31/2017	06/30/2018	12/31/2017
Euro	4.5032	3.9693	4.1430	3.6089
US dollar	3.8558	3.3080	3.4274	3.1925
Cape Verdean escudo	0.0408	0.0360	0.0376	0.0327
Sao Tomean dobra	0.000184	0.000162	0.000169	0.000149
Kenyan shilling	0.0383	0.0321	0.0339	0.0309
Namibian dollar	0.2814	0.2687	0.2784	0.2401
Mozambican metical	0.0658	0.0565	0.0564	0.0499
Angolan kwanza	0.0155	0.0200	0.0158	0.0193

At December 31, 2017 and 2016, the foreign currency-denominated assets and liabilities were translated into Brazilian Reais using mainly the following foreign exchange rates:

	Closing rate			Average rate
Currency	2017	2016	2015	2017	2016	2015
Euro	3.9693	3.4384	4.2504	3.6089	3.8543	4.2158
US dollar	3.3080	3.2591	3.9048	3.1925	3.4833	3.8711
Cape Verdean escudo	0.0360	0.0313	0.0390	0.0327	0.0352	0.0298
Sao Tomean dobra	0.000162	0.000140	0.000174	0.000149	0.000160	0.000132
Kenyan shilling	0.0321	0.0318	0.0382	0.0309	0.0343	0.0293
Namibian dollar	0.2687	0.2325	0.2510	0.2401	0.2369	0.2297
Mozambican metical	0.0565	0.0450	0.0832	0.0499	0.0579	0.0767
Angolan kwanza	0.0200	0.0197	0.0290	0.0193	0.0214	0.0278

Restatement on Previously Reported Financial Statements

The following table summarizes the impact of the restatement on previously reported consolidated balance sheet:

The tables below show the effects of the aforementioned adjustments:

	Balances as previously presented at 12/31/2015	Adjustments	As restated balances at 12/31/2015

Current assets	38,214,287	(568,910)	37,645,377
Accounts receivable (b) (d)	8,379,719	(369,914)	8,009,805
Other taxes (c)	922,986	(198,996)	723,990
Other assets	28,911,582		28,911,582
Non-current assets	61,120,312	(4,220,462)	56,899,850
Judicial deposits (a)	13,119,130	(4,165,986)	8,953,144
Other assets (b) (d)	48,001,182	(54,476)	47,946,706

Total assets	99,334,599	(4,789,372)	94,545,227

Current liabilities	25,605,031	536,517	26,141,548
Trade payables (b)	5,035,793	217,590	5,253,383
Provision for contingencies (a)	1,020,994	318,927	1,339,921
Other liabilities	19,548,244	—	19,548,244
Non-current liabilities	57,083,129	303,244	57,386,373
Provision for contingencies (a)	3,413,972	303,244	3,717,216
Other liabilities	53,669,157	—	53,669,157
Shareholders’ equity	16,646,439	(5,629,133)	11,017,306

Total liabilities and shareholders’ equity	99,334,599	(4,789,372)	94,545,227

Restatement adjustments to shareholders’ equity:

(a) Derecognition of judicial deposits and increase of provisions for contingencies	(4,788,157)
(b) Recoverable amount of intragroup balances	(398,738)
(c) Recoverable amount of tax credits	(251,451)
(d) Inappropriate estimate of revenue from services rendered and not billed	(190,787)

Total adjustments to Shareholders’ equity related to the restated	(5,629,133)

Reconciliation of shareholders’ equity:

Originally stated shareholders’ equity at December 31, 2015	16,646,439
Restatement adjustment effect on 2015 net income	(1,222,147)
Restatement adjustment effect on opening balance accumulated losses	(4,406,986)

Shareholders’ equity restated at December 31, 2015	11,017,306

Reconciliation of statement of operations as at December 31, 2015:

	Balances originally stated at 12/31/2015	(a)	(b)	Restated balances at 12/31/2015
Net operating revenue	27,353,765			27,353,765
Cost of sales and/or services	(16,250,083)			(16,250,083)
Gross profit	11,103,682			11,103,682
Operating expenses/income
Share of profits of investees
Selling expenses	(4,719,811)			(4,719,811)
General and administrative expenses	(3,912,178)			(3,912,178)
Other operating income (expenses), net	(1,258,654)	(976,215)	(59,451)	(2,294,320)
Profit (loss) before financial income (expenses) and taxes	1,213,039	(976,215)	(59,451)	177,373
Financial income (expenses)	(6,538,008)	(186,481)		(6,724,489)
Profit (loss) before taxes on income	(5,324,969)	(1,162,696)	(59,451)	(6,547,116)
Income tax and social contribution	(3,379,928)			(3,379,928)
Loss from continuing operations	(8,704,897)	(1,162,696)	(59,451)	(9,927,044)
Loss from discontinuing operations	(867,139)			(867,139)
Loss for the year	(9,572,036)	(1,162,696)	(59,451)	(10,794,183)
Attributable to the Company owner	(9,159,343)	(1,162,696)	(59,451)	(10,381,490)
Attributable to non-controlling interests	(412,693)			(412,693)

Reconciliation of the statement of cash flows as at December 31, 2015:

	Balances originally stated at 12/31/2015	Adjustments	Restated balances at 12/31/2015
Net loss for the year	(9,572,036)	(1,222,147)	(10,794,183)

Discontinued operations, net of tax	867,139		867,139
Adjustments to reconcile net income to cash provided by operating activities
Charges, interest income, and inflation adjustment (a)	6,442,647	(33,936)	6,408,711
Provision for contingencies (a)	566,616	976,215	1,542,831
Other non-cash items	(89,060)	279,867	190,807
Other	245,682	—	245,682
Cash flows from operating activities—continuing operations	(1,539,013)		(1,539,013)
Cash flows from operating activities—discontinued operations	485,342		485,342
Net cash generated (used) by operating activities	(1,053,671)		(1,053,671)
Net cash (used) generated by in investing activities	12,543,019		12,543,019
Net cash used in financing activities	(2,356,686)		(2,356,686)
Foreign exchange differences on cash equivalents	3,316,195		3,316,195
Net (decrease) increase in cash and cash equivalents	12,448,857		12,448,857
Cash and cash equivalents beginning of year	2,449,206		2,449,206
Cash and cash equivalents end of year	14,898,063		14,898,063